Segments (Asset Reconciliation) (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Asset Reconciling Item
Assets	$ 117,532	$ 126,223		$ 119,213
Deferred tax assets	11,318	9,577	[1]
Plant, other property and equipment	10,771	13,821
Pension assets	2,160	5,551
Total reportable segments
Segment Reporting, Asset Reconciling Item
Assets	93,933	98,499	[2]	94,170	[2]
Elimination of internal transactions
Segment Reporting, Asset Reconciling Item
Assets	(5,193)	(4,740)	[2]	(4,943)	[2]
Unallocated amounts
Segment Reporting, Asset Reconciling Item
Cash and marketable securities	7,182	9,697	[2]	9,779	[2]
Notes and accounts receivable	4,253	2,907	[2]	3,987	[2]
Deferred tax assets	6,643	4,532	[2]	5,194	[2]
Plant, other property and equipment	2,169	4,827	[2]	4,900	[2]
Pension assets	2,160	5,551	[2]	945	[2]
Other	$ 6,386	$ 4,949	[2]	$ 5,181	[2]

[1]	Reclassified to conform with 2014 presentation.
[2]	Reclassifed to reflect discontinued operation presentation.